Summary of Significant Accounting Policies - Cash cash equivalents and restricted cash (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies
Cash and cash equivalents	$ 270.0	$ 575.4		$ 102.2
Restricted cash	0.3	0.3		0.2
Total cash, cash equivalents and restricted cash	270.3	$ 575.7	$ 303.2	$ 102.4	$ 16.9
Offering costs, expensed	$ 3.5